DESCRIPTION OF PLAN - Vesting (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 item
PLAN TERMINATION
Minimum service period	1,000
Vested percentage	100.00%
Vesting period	3 years